Treasury risk management - Summary of Currency Derivatives Outstanding (Detail)		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding		(1,202)	(889)
EUR [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding	[1]	(920)	(743)
GBP [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding		(414)	(325)
USD [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding		588	640
SEK [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding		(100)	(94)
CAD [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding		(110)	(108)
PLN [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding		(70)	(67)
Other [Member]
Disclosure of detailed information about hedges [line items]
Derivative Instruments Outstanding		(176)	(192)

[1]	Euro exposure relates to group companies having non-euro functional currencies.